FUND ADMINISTRATION TRUST FOR INVESTMENT WORKS (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Management Trust [Abstract]
Contributions	$ 889,806	$ 1,256,030	$ 1,312,527